Business combination and disposal of subsidiaries and businesses - Pro forma information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Pro forma information of the acquisition
Pro forma net revenues	¥ 26,237,534	¥ 18,786,008
Pro forma net (loss) income	¥ 805,905	¥ (153,302)